Financial Guarantees and Condensed Consolidating Statement of Cash Flows (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 28, 2011	Mar. 31, 2015	Mar. 29, 2014	Jun. 28, 2014	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Condensed Financial Statements, Captions [Line Items]
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest		$ (316)	$ (16)		$ (3,943)	$ (34)	$ 0
Operating activities:
Net cash (used in) provided by operating activities		(529)	(14,589)	$ (14,589)	49,148	16,850	75,471
Investing activities:
Acquisitions, net of cash acquired					(356,281)	(278,970)	0
Purchases of property, plant and equipment		(11,010)	(14,115)	(14,115)	(82,457)	(54,642)	(51,625)
Proceeds from sale of assets		532	0		2,306	435	1,660
Acquisition of intangibles and other		(113)	(57)	(57)	(250)	(4,582)	(268)
Intercompany investing activities, net		0		0	0	0
Net cash provided by (used in) investing activities		(10,591)	(14,172)	(14,172)	(436,682)	(337,759)	(50,233)
Financing activities:
Issuance of common stock	$ 259,900				750	30,504	1,087
Proceeds from long-term borrowings		15		3,152	628,135	629,999
Proceeds from short-term borrowings		18,974	7,606	7,606	32,091	4,087	5,725
Repayment of long-term borrowings		(11,785)	(5,960)	(5,960)	(131,453)	(337,679)	(7,678)
Repayment of short-term borrowings		(8,948)	(1,949)	(1,949)	(16,809)	(2,619)	(9,933)
Loan acquisition costs					(21,283)	(16,102)	(220)
Payments of Debt Restructuring Costs					(4,055)	0	0
Intercompany financing activities, net		0		0	0	0
Net cash provided by (used in) financing activities		(1,744)	2,849	2,849	487,376	308,190	(42)
Effect of exchange rate changes on cash		(5,026)	(512)	(512)	(7,415)	904	(59)
Net change in cash and cash equivalents		(17,890)	(26,424)	(26,424)	92,427	(11,815)	25,137
Cash and cash equivalents at beginning of period		178,491	86,064	86,064	86,064	97,879	72,742
Cash and cash equivalents at end of period		160,601	59,640		178,491	86,064	97,879
Successor
Operating activities:
Net cash (used in) provided by operating activities							75,471
Investing activities:
Purchases of property, plant and equipment							(51,625)
Proceeds from sale of assets							1,660
Acquisition of intangibles and other							(268)
Intercompany investing activities, net							0
Net cash provided by (used in) investing activities							(50,233)
Financing activities:
Issuance of common stock							1,087
Proceeds from long-term borrowings							10,977
Proceeds from short-term borrowings							5,725
Repayment of long-term borrowings							(7,678)
Repayment of short-term borrowings							(9,933)
Loan acquisition costs							(220)
Intercompany financing activities, net							0
Net cash provided by (used in) financing activities							(42)
Effect of exchange rate changes on cash							(59)
Net change in cash and cash equivalents							25,137
Cash and cash equivalents at beginning of period						97,879
Cash and cash equivalents at end of period							97,879
Predecessor
Financing activities:
Cash and cash equivalents at beginning of period							72,742
AVINTIV (Issuer)
Condensed Financial Statements, Captions [Line Items]
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest		0	0		0	0
Operating activities:
Net cash (used in) provided by operating activities		(33,186)		(35,352)	(249,860)	(97,500)
Investing activities:
Acquisitions, net of cash acquired					0	(278,970)
Purchases of property, plant and equipment		(186)		(746)	(3,964)	(1,356)
Proceeds from sale of assets		0			0	0
Acquisition of intangibles and other		(113)		(57)	(250)	(356)
Intercompany investing activities, net		2,845		11,035	(333,910)	(12,783)
Net cash provided by (used in) investing activities		2,546		10,232	(338,124)	(293,465)
Financing activities:
Issuance of common stock					750	30,504
Proceeds from long-term borrowings		0		3,000	628,000	612,602
Proceeds from short-term borrowings		869		1,024	1,691	2,216
Repayment of long-term borrowings		(1,788)		(3,898)	(65,085)	(318,154)
Repayment of short-term borrowings		(135)		(478)	(1,696)	(2,619)
Loan acquisition costs					(21,283)	(16,102)
Payments of Debt Restructuring Costs					(1,680)
Intercompany financing activities, net		0		24,168	79,939	84,100
Net cash provided by (used in) financing activities		(1,054)		23,816	620,636	392,547
Effect of exchange rate changes on cash				0	0	0
Net change in cash and cash equivalents		(31,694)		(1,304)	32,652	1,582
Cash and cash equivalents at beginning of period		34,720	2,068	2,068	2,068	486
Cash and cash equivalents at end of period		3,026	764		34,720	2,068	486
AVINTIV (Issuer) | Successor
Operating activities:
Net cash (used in) provided by operating activities							(81,186)
Investing activities:
Purchases of property, plant and equipment							(26,043)
Proceeds from sale of assets							0
Acquisition of intangibles and other							(268)
Intercompany investing activities, net							57,118
Net cash provided by (used in) investing activities							30,807
Financing activities:
Issuance of common stock							1,087
Proceeds from long-term borrowings							0
Proceeds from short-term borrowings							2,725
Repayment of long-term borrowings							(107)
Repayment of short-term borrowings							(1,933)
Loan acquisition costs							(220)
Intercompany financing activities, net							46,178
Net cash provided by (used in) financing activities							47,730
Effect of exchange rate changes on cash							0
Net change in cash and cash equivalents							(2,649)
Cash and cash equivalents at beginning of period						486
Cash and cash equivalents at end of period							486
AVINTIV (Issuer) | Predecessor
Financing activities:
Cash and cash equivalents at beginning of period							3,135
Guarantors
Condensed Financial Statements, Captions [Line Items]
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest		0	0		0	0
Operating activities:
Net cash (used in) provided by operating activities		5,433		30,624	165,527	64,440
Investing activities:
Acquisitions, net of cash acquired					0	0
Purchases of property, plant and equipment		(3,237)		(5,795)	(32,731)	(9,841)
Proceeds from sale of assets		0			0	0
Acquisition of intangibles and other		0		0	0	0
Intercompany investing activities, net		15,803		(16,505)	(443,791)	(81,373)
Net cash provided by (used in) investing activities		12,566		(22,300)	(476,522)	(91,214)
Financing activities:
Issuance of common stock					0	0
Proceeds from long-term borrowings				0	0	0
Proceeds from short-term borrowings				0	0	0
Repayment of long-term borrowings				0	0	0
Repayment of short-term borrowings				0	0	0
Loan acquisition costs					0	0
Payments of Debt Restructuring Costs					0
Intercompany financing activities, net		(2,845)		(11,085)	374,636	11,592
Net cash provided by (used in) financing activities		(2,845)		(11,085)	374,636	11,592
Effect of exchange rate changes on cash				0	0	0
Net change in cash and cash equivalents		15,154		(2,761)	63,641	(15,182)
Cash and cash equivalents at beginning of period		76,744	13,103	13,103	13,103	28,285
Cash and cash equivalents at end of period		91,898	10,342		76,744	13,103	28,285
Guarantors | Successor
Operating activities:
Net cash (used in) provided by operating activities							77,313
Investing activities:
Purchases of property, plant and equipment							(4,021)
Proceeds from sale of assets							1,646
Acquisition of intangibles and other							0
Intercompany investing activities, net							(37,797)
Net cash provided by (used in) investing activities							(40,172)
Financing activities:
Issuance of common stock							0
Proceeds from long-term borrowings							0
Proceeds from short-term borrowings							0
Repayment of long-term borrowings							0
Repayment of short-term borrowings							0
Loan acquisition costs							0
Intercompany financing activities, net							(23,430)
Net cash provided by (used in) financing activities							(23,430)
Effect of exchange rate changes on cash							0
Net change in cash and cash equivalents							13,711
Cash and cash equivalents at beginning of period						28,285
Cash and cash equivalents at end of period							28,285
Guarantors | Predecessor
Financing activities:
Cash and cash equivalents at beginning of period							14,574
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest		(316)	(16)		(3,943)	(34)
Operating activities:
Net cash (used in) provided by operating activities		27,224		(9,861)	133,481	49,910
Investing activities:
Acquisitions, net of cash acquired					(356,281)	0
Purchases of property, plant and equipment		(7,587)		(7,574)	(45,762)	(43,445)
Proceeds from sale of assets		532			2,306	435
Acquisition of intangibles and other		0		0	0	(4,226)
Intercompany investing activities, net		0		50	791	(15,000)
Net cash provided by (used in) investing activities		(7,055)		(7,524)	(398,946)	(62,236)
Financing activities:
Issuance of common stock					0	0
Proceeds from long-term borrowings		15		152	135	17,397
Proceeds from short-term borrowings		18,105		6,582	30,400	1,871
Repayment of long-term borrowings		(9,997)		(2,062)	(66,368)	(19,525)
Repayment of short-term borrowings		(8,813)		(1,471)	(15,113)	0
Loan acquisition costs					0	0
Payments of Debt Restructuring Costs					(2,375)
Intercompany financing activities, net		(15,803)		(7,663)	322,335	13,464
Net cash provided by (used in) financing activities		(16,493)		(4,462)	269,014	13,207
Effect of exchange rate changes on cash		(5,026)		(512)	(7,415)	904
Net change in cash and cash equivalents		(1,350)		(22,359)	(3,866)	1,785
Cash and cash equivalents at beginning of period		67,027	70,893	70,893	70,893	69,108
Cash and cash equivalents at end of period		65,677	48,534		67,027	70,893	69,108
Non-Guarantors | Successor
Operating activities:
Net cash (used in) provided by operating activities							79,344
Investing activities:
Purchases of property, plant and equipment							(21,561)
Proceeds from sale of assets							14
Acquisition of intangibles and other							0
Intercompany investing activities, net							(25,218)
Net cash provided by (used in) investing activities							(46,765)
Financing activities:
Issuance of common stock							0
Proceeds from long-term borrowings							10,977
Proceeds from short-term borrowings							3,000
Repayment of long-term borrowings							(7,571)
Repayment of short-term borrowings							(8,000)
Loan acquisition costs							0
Intercompany financing activities, net							(16,851)
Net cash provided by (used in) financing activities							(18,445)
Effect of exchange rate changes on cash							(59)
Net change in cash and cash equivalents							14,075
Cash and cash equivalents at beginning of period						69,108
Cash and cash equivalents at end of period							69,108
Non-Guarantors | Predecessor
Financing activities:
Cash and cash equivalents at beginning of period							55,033
Eliminations
Condensed Financial Statements, Captions [Line Items]
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest		0	0		0	0
Operating activities:
Net cash (used in) provided by operating activities		0		0	0	0
Investing activities:
Acquisitions, net of cash acquired					0	0
Purchases of property, plant and equipment		0		0	0	0
Proceeds from sale of assets		0			0	0
Acquisition of intangibles and other		0		0	0	0
Intercompany investing activities, net		(18,648)		5,420	776,910	109,156
Net cash provided by (used in) investing activities		(18,648)		5,420	776,910	109,156
Financing activities:
Issuance of common stock					0	0
Proceeds from long-term borrowings				0	0	0
Proceeds from short-term borrowings				0	0	0
Repayment of long-term borrowings				0	0	0
Repayment of short-term borrowings				0	0	0
Loan acquisition costs					0	0
Payments of Debt Restructuring Costs					0
Intercompany financing activities, net		18,648		(5,420)	(776,910)	(109,156)
Net cash provided by (used in) financing activities		18,648		(5,420)	(776,910)	(109,156)
Effect of exchange rate changes on cash				0	0	0
Net change in cash and cash equivalents				0	0	0
Cash and cash equivalents at beginning of period		0	0	$ 0	0	0
Cash and cash equivalents at end of period		$ 0	$ 0		$ 0	0	0
Eliminations | Successor
Operating activities:
Net cash (used in) provided by operating activities							0
Investing activities:
Purchases of property, plant and equipment							0
Proceeds from sale of assets							0
Acquisition of intangibles and other							0
Intercompany investing activities, net							5,897
Net cash provided by (used in) investing activities							5,897
Financing activities:
Issuance of common stock							0
Proceeds from long-term borrowings							0
Proceeds from short-term borrowings							0
Repayment of long-term borrowings							0
Repayment of short-term borrowings							0
Loan acquisition costs							0
Intercompany financing activities, net							(5,897)
Net cash provided by (used in) financing activities							(5,897)
Effect of exchange rate changes on cash							0
Net change in cash and cash equivalents							0
Cash and cash equivalents at beginning of period						$ 0
Cash and cash equivalents at end of period							0
Eliminations | Predecessor
Financing activities:
Cash and cash equivalents at beginning of period							$ 0